Other account payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Other Payable and Accrued Expenses
Other payable and accrued expenses consisted of the following as of:

	December 31,
	2024	2023
Accrued expenses	$33,880	$26,709
Accrued payroll and government authorities	19,045	16,906
Earn-out	2,975	-
Proceeds from (payments of) withholding tax related to employees’ exercises of share options and RSUs	1,267	408
Derivatives	-	87
Total	$57,167	$44,110